Shareholder Report, Average Annual Return (Details)	12 Months Ended	19 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000005499
Average Annual Return [Line Items]
Average Annual Return, Percent	7.50%		6.00%	5.15%
Without Sales Load [Member] | C000005500
Average Annual Return [Line Items]
Average Annual Return, Percent	7.24%		5.74%	4.89%
Without Sales Load [Member] | C000005501
Average Annual Return [Line Items]
Average Annual Return, Percent	6.89%		5.47%	4.62%
Without Sales Load [Member] | C000244824
Average Annual Return [Line Items]
Average Annual Return, Percent	7.59%	11.92%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		(0.90%)	1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	6.56%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%		4.42%	4.31%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%		4.42%	4.31%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%		4.42%	4.31%
S&P Target Date Retirement Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%	11.10%